FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$27,349	$-	$27,349
Money markets funds	1,990	-	-	1,990
Foreign currency derivatives	-	569	-	569
Investment in affiliated company	-	-	15,730	15,730

Total	$1,990	$27,918	$15,730	$45,638

Liabilities:
Foreign currency derivatives	$-	$4	$-	$4

Total	$-	$4	$-	$4

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$24,398	$-	$24,398
Government sponsored enterprises	-	2,091	-	2,091
Money markets funds	3,480	-	-	3,480
Investment in affiliated company	-	-	19,800	19,800

Total	$3,480	$26,489	$19,800	$49,769

Liabilities:
Foreign currency derivatives	$-	$32	$-	$32
Contingent consideration	-	-	878	878

Total	$-	$32	$878	$910

Schedule Of Changes In Level 3 marketable securities and the investment in Iluminage Beauty, Measured On A Recurring Basis

	December 31,
	2016	2015

Iluminage Beauty:
Fair value at the beginning of the year	$19,800	$20,130
Investment during the year	2,940	-
Changes in the fair value included in earnings	(7,010)	(330)

Fair value at the end of the year	$15,730	$19,800

Schedule Of Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis

	December 31,
	2016	2015

Fair value at the beginning of the year	$878	$4,983
Changes in the fair value of contingent consideration in RBT and Cooltouch, net	(878)	(4,105)

Fair value at the end of the year	$-	$878